Subsequent events	12 Months Ended
Mar. 31, 2014
Subsequent events

26. Subsequent events:

Dividends for the fiscal year ended March 31, 2014

Subsequent to March 31, 2014, the Company’s Board of Directors declared a cash dividend of ¥7,585 million payable on June 3, 2014 to stockholders as of March 31, 2014.

A Share Exchange Agreement to Make Nidec Copal Electronics Corporation a Wholly Owned Subsidiary of Nidec Corporation

On April 22, 2014, NIDEC decided, at a meeting of the Board of Directors, to enter into a share exchange transaction (the “Share Exchange”) with Nidec Copal Electronics Corporation (“NCEL”) to make NCEL a wholly owned subsidiary, and entered into a share exchange agreement with NCEL on the same day.

1)	Reason for the share exchange

The Company and NCEL have determined that, in order for NCEL to further grow its business and improve its profitability, it is imperative that management decisions be made promptly and flexibly, resources be fully shared with the Company, investments by both the Company and NCEL produce better results, and an operational structure be established where NCEL is fully integrated with the Company to achieve better performance.

2)	Share exchange procedure and effective date

The Share Exchange will become effective on October 1, 2014, per approval of NCEL’s shareholders at the ordinary general meeting held on June 20, 2014. The Company uses a simplified share exchange procedure in accordance with Article 796, Paragraph 3, of the Company Act, without obtaining the approval of its shareholders for the Share Exchange.

3)	Ratio applied to the allocation of shares

For each share of NCEL common stock, 0.138 shares of the Company’s common stock will be allocated.

In the event of a significant change to the factors and assumptions used for calculating the ratio, the above share exchange ratio may be modified upon the agreement of the Company and NCEL.

4)	Number of shares of the Company allocated in the share exchange

The Company expects to allocate 3,160,584 shares (tentative) of its common stock in the Share Exchange. The Company intends to use shares of its common stock held in treasury, and does not intend to issue any new shares, for the Share Exchange.

A Share Exchange Agreement to Make Nidec-Read Corporation a Wholly Owned Subsidiary of Nidec Corporation

On April 22, 2014, NIDEC decided, at a meeting of the Board of Directors, to enter into a share exchange transaction (the “Share Exchange”) with Nidec-Read Corporation (“NRCJ”) to make NRCJ a wholly owned subsidiary, and entered into a share exchange agreement with NRCJ on the same day.

1)	Reason for the share exchange

The Company and NRCJ have determined that, in order for NRCJ to further grow its business and improve its profitability, it is imperative that management decisions be made promptly and flexibly, resources be fully shared with the Company, investments by both the Company and NRCJ produce better results, and an operational structure be established where NRCJ is fully integrated with the Company to achieve better performance.

2)	Share exchange procedure and effective date

The Share Exchange will become effective on October 1, 2014, per approval of NRCJ’s shareholders at the ordinary general meeting held on June 17, 2014. The Company uses a simplified share exchange procedure in accordance with Article 796, Paragraph 3, of the Company Act, without obtaining the approval of its shareholders for the Share Exchange.

3)	Ratio applied to the allocation of shares

For each share of NRCJ common stock, 0.243 shares of the Company’s common stock will be allocated.

In the event of a significant change to the factors and assumptions used for calculating the ratio, the above share exchange ratio may be modified upon the agreement of the Company and NRCJ.

4)	Number of shares of the Company allocated in the share exchange

The Company expects to allocate 1,421,513 shares (tentative) of its common stock in the Share Exchange. The Company intends to use shares of its common stock held in treasury, and does not intend to issue any new shares, for the Share Exchange.